CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 20,085	$ 7,122
Bank deposits	21,448	21,400
Marketable securities	1,709	21,652
Receivables from collaborative arrangements	13,065	2,153
Prepaid expenses and other current assets	800	1,074
TOTAL CURRENT ASSETS	57,107	53,401
NON-CURRENT ASSETS:
Long-term receivables from collaborative arrangements	7,402	0
Restricted long-term deposits and cash	1,298	1,293
Property and equipment, net	1,051	1,817
Operating lease right-of-use assets	1,501	1,896
Funds in respect of employee rights upon retirement	830	754
TOTAL NON-CURRENT ASSETS	12,082	5,760
TOTAL ASSETS	69,189	59,161
CURRENT LIABILITIES:
Accounts payable	766	1,203
Other accounts payable	10,145	4,088
Current maturities of operating leases	781	673
TOTAL CURRENT LIABILITIES	11,692	5,964
LONG-TERM LIABILITIES:
Operating leases liabilities	810	1,299
Liability for employee rights upon retirement	1,093	1,049
TOTAL LONG-TERM LIABILITIES	1,903	2,348
COMMITMENTS
TOTAL LIABILITIES	13,595	8,312
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2020 and 2021, respectively; issued and outstanding: 23,000,782 and 23,126,804 as of December 31, 2020 and December 31, 2021, respectively	638	635
Additional paid-in capital	233,098	231,577
Accumulated deficit	(178,142)	(181,363)
TOTAL SHAREHOLDERS' EQUITY	55,594	50,849
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 69,189	$ 59,161